Offerings	Jun. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, no par value, and one-half of one redeemable warrant
Amount Registered | shares	15,525,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 155,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,440.03
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 2,025,000 Units, consisting of 2,025,000 Class A ordinary share and 1,012,500 redeemable warrants, which may be issued on exercise of a 45-day option granted to the underwriters of this offering to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary share, no par value
Amount Registered | shares	15,525,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the Units
Amount Registered | shares	7,762,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the Units
Amount Registered | shares	7,762,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 89,268,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,328.01
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, as amended. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.